UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21507

Wells Fargo Multi-Sector Income Fund

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: October 31

Registrant is making a filing for Wells Fargo Multi-Sector Income Fund.

Date of reporting period: January 31, 2018

ITEM 1. INVESTMENTS

Wells Fargo Multi-Sector Income Fund	Portfolio of investments —- January 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 1.64%
FHLMC (5 Year Treasury Constant Maturity +2.06%) ±	3.55%	9-1-2032	$951,661	$984,924
FHLMC	8.50	7-1-2028	37,591	42,861
FHLMC Series 1383 (1 Year Treasury Constant Maturity +2.25%) ±	3.00	2-1-2037	227,105	238,839
FHLMC Series 196 Class A (1 Month LIBOR +0.80%) ±	2.28	12-15-2021	9,344	9,408
FHLMC Series 2011-K16 Class B 144A±±	4.60	11-25-2046	1,000,000	1,047,242
FHLMC Series 2012-K17 Class B 144A±±	4.34	12-25-2044	675,000	700,775
FHLMC Series 2012-K18 Class B 144A±±	4.26	1-25-2045	810,000	838,569
FHLMC Series 2012-K706 Class B 144A±±	4.03	11-25-2044	500,000	503,458
FHLMC Series 2012-K706 Class C 144A±±	4.03	11-25-2044	805,000	809,172
FHLMC Series 2012-K707 Class B 144A±±	3.88	1-25-2047	930,000	937,185
FHLMC Series 2012-K711 Class B 144A±±	3.56	8-25-2045	264,000	266,146
FHLMC Series 2013-K30 Class B 144A±±	3.56	6-25-2045	700,000	702,178
FHLMC Series 2390 Class FD (1 Month LIBOR +0.45%) ±	1.93	12-15-2031	18,905	18,975
FHLMC Series 2567 Class FH (1 Month LIBOR +0.40%) ±	1.96	2-15-2033	57,663	57,699
FHLMC Series K007 Class X1 ±±(c)	1.22	4-25-2020	773,906	14,639
FHLMC Series K016 Class X1 ±±(c)	1.52	10-25-2021	364,002	16,899
FHLMC Series K020 Class X1 ±±(c)	1.42	5-25-2022	6,437,947	321,508
FNMA (6 Month LIBOR +1.64%) ±	3.11	9-1-2037	61,394	63,403
FNMA	6.00	4-1-2033	60,842	62,656
FNMA	7.50	2-1-2030	24,233	24,394
FNMA	7.50	9-1-2030	31,266	31,594
FNMA Series 1996-46 Class FA (1 Month LIBOR +0.50%) ±	2.06	8-25-2021	4,873	4,877
FNMA Series 1997-20 Class IO ±±(c)	1.84	3-25-2027	588,414	14,901
FNMA Series 2001-25 Class Z	6.00	6-25-2031	99,227	107,432
FNMA Series 2001-35 Class F (1 Month LIBOR +0.60%) ±	2.16	7-25-2031	4,789	4,863
FNMA Series 2001-57 Class F (1 Month LIBOR +0.50%) ±	2.06	6-25-2031	4,821	4,848
FNMA Series 2002-77 Class FH (1 Month LIBOR +0.40%) ±	1.96	12-18-2032	34,711	34,733
FNMA Series 2002-97 Class FR (1 Month LIBOR +0.55%) ±	2.11	1-25-2033	8,056	8,162
FNMA Series G91-16 Class F (1 Month LIBOR +0.45%) ±	2.01	6-25-2021	5,913	5,939
FNMA Series G92-17 Class F (1 Month LIBOR +1.05%) ±	2.61	3-25-2022	26,302	26,631
GNMA	6.50	6-15-2028	25,273	27,964
GNMA	7.25	5-15-2018	149	149

Total Agency Securities (Cost $7,634,453)				7,933,023

Asset-Backed Securities : 0.59%
CVS Pass-Through Trust Series T	6.04	12-10-2028	489,818	539,902
Five Guys Funding LLC Series 17-1A Class A2 144A	4.60	7-25-2047	997,500	1,017,802
MMAF Equipment Finance LLC Series 2017-AA Class A4 144A	2.41	8-16-2024	170,000	167,047
Montana Higher Education Student Assistance Corporation Series 2012-1 Class A2 (1 Month LIBOR +1.00%) ±	2.56	5-20-2030	579,502	586,036
Navient SLM Student Loan Series 2005-B Class A3 (3 Month LIBOR +0.27%) ±	1.59	12-15-2023	55,209	55,220
Student Loan Consolidation Center Series 2011-1 Class A (1 Month LIBOR +1.22%) 144A±	2.78	10-25-2027	507,985	514,012

Total Asset-Backed Securities (Cost $2,889,294)				2,880,019

			Shares
Common Stocks : 0.00%

Materials : 0.00%

Chemicals : 0.00%
LyondellBasell Industries NV Class A			9	1,079

Total Common Stocks (Cost $779)				1,079

Portfolio of investments — January 31, 2018 (unaudited)	Wells Fargo Multi-Sector Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Corporate Bonds and Notes : 72.82%

Consumer Discretionary : 13.56%

Auto Components : 1.24%
Allison Transmission Incorporated 144A	4.75%	10-1-2027	$650,000	$646,750
Allison Transmission Incorporated 144A	5.00	10-1-2024	2,250,000	2,272,500
Cooper Tire & Rubber Company	7.63	3-15-2027	1,710,000	1,928,025
Cooper Tire & Rubber Company	8.00	12-15-2019	600,000	651,000
Goodyear Tire & Rubber Company	8.75	8-15-2020	468,000	530,384

				6,028,659

Distributors : 0.22%
LKQ Corporation	4.75	5-15-2023	900,000	921,375
Spectrum Brands Incorporated	6.63	11-15-2022	125,000	129,531

				1,050,906

Diversified Consumer Services : 1.17%
Service Corporation International	4.63	12-15-2027	650,000	644,313
Service Corporation International	7.50	4-1-2027	3,400,000	4,046,000
Service Corporation International	8.00	11-15-2021	850,000	988,125

				5,678,438

Hotels, Restaurants & Leisure : 0.82%
CCM Merger Incorporated 144A	6.00	3-15-2022	3,531,000	3,619,275
Pinnacle Entertainment Incorporated	5.63	5-1-2024	325,000	347,750

				3,967,025

Internet & Direct Marketing Retail : 0.17%
Expedia Incorporated	5.95	8-15-2020	750,000	804,638

Media : 7.85%
Altice US Finance I Corporation 144A	5.38	7-15-2023	1,395,000	1,428,131
Altice US Finance I Corporation 144A	5.50	5-15-2026	1,275,000	1,303,688
CCO Holdings LLC 144A	4.00	3-1-2023	100,000	98,219
CCO Holdings LLC 144A	5.00	2-1-2028	150,000	145,125
CCO Holdings LLC	5.13	2-15-2023	100,000	101,938
CCO Holdings LLC 144A	5.13	5-1-2027	450,000	438,309
CCO Holdings LLC	5.25	9-30-2022	1,250,000	1,279,688
CCO Holdings LLC 144A	5.38	5-1-2025	4,150,000	4,212,250
CCO Holdings LLC 144A	5.50	5-1-2026	215,000	219,300
CCO Holdings LLC	5.75	9-1-2023	150,000	157,219
CCO Holdings LLC 144A	5.75	2-15-2026	3,375,000	3,493,125
CCO Holdings LLC 144A	5.88	4-1-2024	1,250,000	1,306,250
Cequel Communications Holdings I LLC 144A	7.75	7-15-2025	2,030,000	2,207,625
Cinemark USA Incorporated	4.88	6-1-2023	375,000	379,688
CSC Holdings LLC 144A	5.38	2-1-2028	425,000	423,938
CSC Holdings LLC	7.88	2-15-2018	1,000,000	1,000,000
CSC Holdings LLC	8.63	2-15-2019	383,000	404,065
E.W. Scripps Company 144A	5.13	5-15-2025	2,460,000	2,429,250
EMI Music Publishing Group 144A	7.63	6-15-2024	1,425,000	1,567,500
Gray Television Incorporated 144A	5.13	10-15-2024	450,000	452,250
Gray Television Incorporated 144A	5.88	7-15-2026	3,875,000	3,991,250
Interpublic Group of Companies	4.00	3-15-2022	750,000	770,408
Lamar Media Corporation	5.38	1-15-2024	375,000	386,250
Lamar Media Corporation	5.88	2-1-2022	690,000	705,525
Live Nation Entertainment Incorporated 144A	4.88	11-1-2024	1,400,000	1,428,000
National CineMedia LLC	6.00	4-15-2022	1,950,000	1,976,813
Nexstar Broadcasting Group Incorporated 144A	5.63	8-1-2024	850,000	878,152
Nexstar Broadcasting Group Incorporated 144A	6.13	2-15-2022	950,000	978,500
Nielsen Finance LLC 144A	5.00	4-15-2022	75,000	76,219

Wells Fargo Multi-Sector Income Fund	Portfolio of investments —- January 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Media (continued)
Outfront Media Capital Corporation	5.63%	2-15-2024	$20,000	$20,475
Outfront Media Capital Corporation	5.88	3-15-2025	775,000	806,512
Salem Media Group Incorporated 144A	6.75	6-1-2024	2,200,000	2,150,500
Time Warner Cable Incorporated	4.00	1-15-2022	750,000	775,577

				37,991,739

Multiline Retail : 0.12%
Macy’s Retail Holdings Incorporated	3.88	1-15-2022	600,000	603,516

Specialty Retail : 1.72%
Advance Auto Parts Incorporated	4.50	1-15-2022	600,000	626,751
Asbury Automotive Group Incorporated	6.00	12-15-2024	1,175,000	1,222,000
Lithia Motors Incorporated 144A	5.25	8-1-2025	945,000	973,350
Penske Auto Group Incorporated	3.75	8-15-2020	540,000	542,700
Penske Auto Group Incorporated	5.38	12-1-2024	2,150,000	2,171,500
Penske Auto Group Incorporated	5.75	10-1-2022	1,155,000	1,189,304
Sonic Automotive Incorporated	5.00	5-15-2023	849,000	825,653
Sonic Automotive Incorporated	6.13	3-15-2027	775,000	769,188

				8,320,446

Textiles, Apparel & Luxury Goods : 0.25%
The William Carter Company	5.25	8-15-2021	600,000	612,000
Wolverine World Wide Company 144A	5.00	9-1-2026	600,000	606,000

				1,218,000

Consumer Staples : 1.28%

Beverages : 0.27%
Anheuser-Busch InBev Finance Incorporated	3.75	1-15-2022	600,000	618,907
Cott Beverages Incorporated 144A	5.50	4-1-2025	675,000	687,656

				1,306,563

Food Products : 0.82%
B&G Foods Incorporated	4.63	6-1-2021	300,000	301,500
B&G Foods Incorporated	5.25	4-1-2025	1,050,000	1,051,313
Darling Ingredients Incorporated	5.38	1-15-2022	180,000	184,275
Kraft Foods Group Incorporated	3.50	6-6-2022	750,000	758,325
Pilgrim’s Pride Corporation 144A	5.75	3-15-2025	1,305,000	1,318,050
Pilgrim’s Pride Corporation 144A	5.88	9-30-2027	150,000	150,375
Pinnacle Foods Incorporated	5.88	1-15-2024	75,000	79,411
Prestige Brands Incorporated 144A	6.38	3-1-2024	130,000	133,900

				3,977,149

Household Products : 0.05%
Central Garden & Pet Company	5.13	2-1-2028	225,000	223,875

Tobacco : 0.14%
Reynolds American Incorporated	6.88	5-1-2020	650,000	707,818

Energy : 20.39%

Energy Equipment & Services : 5.68%
Bristow Group Incorporated	6.25	10-15-2022	3,430,000	2,898,350
Diamond Offshore Drilling Incorporated	4.88	11-1-2043	1,325,000	1,013,625
Era Group Incorporated	7.75	12-15-2022	2,350,000	2,279,500
Hilcorp Energy Company 144A	5.00	12-1-2024	1,450,000	1,457,250
Hilcorp Energy Company 144A	5.75	10-1-2025	1,525,000	1,570,750

Portfolio of investments — January 31, 2018 (unaudited)	Wells Fargo Multi-Sector Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Energy Equipment & Services (continued)
Hornbeck Offshore Services Incorporated	1.50%	9-1-2019	$4,750,000	$3,561,593
Hornbeck Offshore Services Incorporated	5.00	3-1-2021	150,000	87,375
Hornbeck Offshore Services Incorporated	5.88	4-1-2020	1,860,000	1,311,300
NGPL PipeCo LLC 144A	4.38	8-15-2022	350,000	353,605
NGPL PipeCo LLC 144A	4.88	8-15-2027	550,000	565,125
NGPL PipeCo LLC 144A	7.77	12-15-2037	6,435,000	8,027,663
PHI Incorporated	5.25	3-15-2019	4,425,000	4,391,813

				27,517,949

Oil, Gas & Consumable Fuels : 14.71%
Carrizo Oil & Gas Incorporated	8.25	7-15-2025	800,000	882,000
Cheniere Energy Incorporated 144A	5.25	10-1-2025	3,725,000	3,794,844
Continental Resources Incorporated	3.80	6-1-2024	700,000	686,000
Continental Resources Incorporated 144A	4.38	1-15-2028	250,000	249,100
Continental Resources Incorporated	5.00	9-15-2022	875,000	885,938
DCP Midstream Operating LP	2.70	4-1-2019	725,000	722,281
Denbury Resources Incorporated	5.00	12-15-2023	561,000	474,113
Denbury Resources Incorporated	6.38	8-15-2021	3,209,000	2,711,605
Denbury Resources Incorporated 144A	9.25	3-31-2022	676,000	692,900
El Paso LLC	6.50	4-1-2020	750,000	806,153
Enable Midstream Partner LP	2.40	5-15-2019	2,350,000	2,332,505
Enable Midstream Partner LP	3.90	5-15-2024	1,750,000	1,745,105
Enable Oklahoma Intrastate Transmission LLC 144A	6.25	3-15-2020	250,000	264,555
Energy Transfer Partners LP	5.20	2-1-2022	750,000	798,027
EnLink Midstream LLC	4.15	6-1-2025	2,350,000	2,354,208
EnLink Midstream LLC	4.40	4-1-2024	3,200,000	3,267,399
Exterran Partners LP	6.00	4-1-2021	3,100,000	3,138,750
Gulfport Energy Corporation	6.63	5-1-2023	1,900,000	1,957,000
Kinder Morgan Energy Partners LP	3.95	9-1-2022	750,000	768,402
Kinder Morgan Incorporated	6.50	9-15-2020	285,000	309,443
Kinder Morgan Incorporated	7.42	2-15-2037	800,000	967,337
Matador Resources Company	6.88	4-15-2023	300,000	315,750
Murphy Oil Corporation	4.45	12-1-2022	1,250,000	1,254,688
Murphy Oil Corporation	5.75	8-15-2025	185,000	189,625
Murphy Oil Corporation	6.88	8-15-2024	850,000	907,936
Nabors Industries Limited	0.75	1-15-2024	1,425,000	1,145,415
Nabors Industries Limited	4.63	9-15-2021	750,000	733,125
Overseas Shipholding Group Incorporated	8.13	3-30-2018	2,275,000	2,286,375
Phillips 66	4.30	4-1-2022	625,000	656,666
Pioneer Natural Resources Company	3.95	7-15-2022	750,000	773,269
Rockies Express Pipeline LLC 144A	5.63	4-15-2020	3,500,000	3,675,000
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	3,074,000	3,600,423
Rockies Express Pipeline LLC 144A	7.50	7-15-2038	240,000	286,800
Rose Rock Midstream LP	5.63	7-15-2022	1,300,000	1,313,000
Rose Rock Midstream LP	5.63	11-15-2023	825,000	813,656
Sabine Pass Liquefaction LLC	5.63	2-1-2021	600,000	639,484
Sabine Pass Liquefaction LLC	5.63	4-15-2023	1,710,000	1,863,201
Sabine Pass Liquefaction LLC	5.63	3-1-2025	460,000	502,860
Sabine Pass Liquefaction LLC	5.75	5-15-2024	1,625,000	1,781,384
Sabine Pass Liquefaction LLC	6.25	3-15-2022	3,550,000	3,915,874
SemGroup Corporation 144A	6.38	3-15-2025	3,425,000	3,433,563
SemGroup Corporation 144A	7.25	3-15-2026	1,000,000	1,035,000
Southern Star Central Corporation 144A	5.13	7-15-2022	775,000	798,250
Southwestern Energy Company	4.10	3-15-2022	425,000	418,625
Southwestern Energy Company	7.50	4-1-2026	400,000	418,500
Southwestern Energy Company	7.75	10-1-2027	400,000	415,000
Summit Midstream Holdings LLC	5.75	4-15-2025	225,000	226,688
Tallgrass Energy Partners LP 144A	5.50	9-15-2024	5,100,000	5,227,500
Tesoro Logistics LP	6.38	5-1-2024	450,000	487,688
Ultra Resources Incorporated 144A	6.88	4-15-2022	600,000	600,000
Ultra Resources Incorporated 144A	7.13	4-15-2025	505,000	504,369
Western Gas Partners LP	4.00	7-1-2022	175,000	177,170
Western Gas Partners LP	5.38	6-1-2021	225,000	237,286

Wells Fargo Multi-Sector Income Fund	Portfolio of investments —- January 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Williams Partners LP	3.35%	8-15-2022	$750,000	$751,012

				71,192,847

Financials : 9.07%

Banks : 1.27%
Bank of America Corporation	5.70	1-24-2022	250,000	275,898
Citigroup Incorporated	4.50	1-14-2022	250,000	263,373
City National Bank	5.38	7-15-2022	500,000	539,321
International Bank for Reconstruction & Development	7.50	6-9-2021	5,000,000	1,553,515
International Finance Corporation	7.50	5-9-2022	9,000,000	2,770,621
JPMorgan Chase & Company	3.38	5-1-2023	750,000	754,495

				6,157,223

Capital Markets : 0.38%
ACE Securities Corporation (1 Month LIBOR +2.63%) ±	4.19	6-25-2033	214,037	213,976
Blackstone Holdings Finance Company LLC 144A	5.88	3-15-2021	750,000	813,259
Goldman Sachs Group Incorporated	5.75	1-24-2022	750,000	822,259

				1,849,494

Consumer Finance : 2.39%
Ally Financial Incorporated	8.00	12-31-2018	780,000	812,175
Ally Financial Incorporated	8.00	3-15-2020	755,000	823,328
Discover Financial Services	5.20	4-27-2022	750,000	797,203
FirstCash Incorporated 144A	5.38	6-1-2024	575,000	602,313
Ford Motor Credit Company LLC	5.00	5-15-2018	650,000	655,319
General Motors Financial Company Incorporated	3.70	5-9-2023	750,000	754,680
Navient Corporation	8.00	3-25-2020	930,000	1,005,284
Navient Corporation	8.45	6-15-2018	1,675,000	1,708,500
OneMain Financial Group LLC 144A	7.25	12-15-2021	3,425,000	3,544,875
Springleaf Finance Corporation	6.00	6-1-2020	825,000	853,875

				11,557,552

Diversified Financial Services : 2.62%
General Electric Capital Corporation	4.65	10-17-2021	187,000	197,581
Infinity Acquisition LLC 144A	7.25	8-1-2022	960,000	962,400
ING US Incorporated	5.50	7-15-2022	750,000	816,613
LPL Holdings Incorporated 144A	5.75	9-15-2025	10,025,000	10,228,572
Vantiv LLC 144A	4.38	11-15-2025	500,000	496,250

				12,701,416

Insurance : 2.41%
American International Group Incorporated	4.88	6-1-2022	750,000	801,979
Endurance Specialty Holdings Limited	7.00	7-15-2034	575,000	721,112
Hartford Financial Services Group Incorporated	5.13	4-15-2022	650,000	700,594
Hub Holdings LLC (PIK at 8.88%) 144A¥	8.13	7-15-2019	1,075,000	1,075,000
Hub International Limited 144A	7.88	10-1-2021	3,950,000	4,108,000
Liberty Mutual Group Incorporated 144A	4.95	5-1-2022	750,000	798,236
ProAssurance Corporation	5.30	11-15-2023	750,000	800,496
Prudential Financial Incorporated	4.50	9-15-2047	750,000	761,250
USIS Merger Subordinate Incorporated 144A	6.88	5-1-2025	1,175,000	1,210,250
W.R. Berkley Corporation	4.63	3-15-2022	650,000	683,207

				11,660,124

Portfolio of investments — January 31, 2018 (unaudited)	Wells Fargo Multi-Sector Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Health Care : 6.43%

Biotechnology : 0.16%
Amgen Incorporated	3.63%	5-15-2022	$750,000	$769,238

Health Care Equipment & Supplies : 1.46%
Hill-Rom Holdings Incorporated 144A	5.00	2-15-2025	400,000	406,000
Hill-Rom Holdings Incorporated 144A	5.75	9-1-2023	200,000	208,250
Hologic Incorporated 144A	4.38	10-15-2025	1,925,000	1,925,000
Hologic Incorporated 144A	4.63	2-1-2028	225,000	225,000
Hologic Incorporated 144A	5.25	7-15-2022	670,000	695,527
Kinetics Concepts Incorporated 144A	7.88	2-15-2021	1,425,000	1,478,438
Surgery Center Holdings Incorporated 144A	6.75	7-1-2025	500,000	481,875
Surgery Center Holdings Incorporated 144A	8.88	4-15-2021	1,600,000	1,670,000

				7,090,090

Health Care Providers & Services : 4.02%
Acadia Healthcare Company Incorporated	6.50	3-1-2024	190,000	198,550
CHS Incorporated	5.13	8-1-2021	1,175,000	1,095,688
Coventry Health Care Incorporated	5.45	6-15-2021	750,000	804,567
Express Scripts Holding Company	3.90	2-15-2022	665,000	680,622
HCA Incorporated	6.50	2-15-2020	1,400,000	1,492,750
HealthSouth Corporation	5.75	9-15-2025	575,000	594,406
Mednax Incorporated 144A	5.25	12-1-2023	475,000	485,094
MPH Acquisition Holdings LLC 144A	7.13	6-1-2024	2,625,000	2,818,594
MPT Operating Partnership LP	5.00	10-15-2027	1,100,000	1,089,220
MPT Operating Partnership LP	5.25	8-1-2026	1,250,000	1,287,500
MPT Operating Partnership LP	6.38	3-1-2024	110,000	117,260
Polaris Intermediate Corporation 144A	8.50	12-1-2022	475,000	494,594
Select Medical Corporation	6.38	6-1-2021	3,050,000	3,118,625
Tenet Healthcare Corporation 144A	4.63	7-15-2024	436,000	428,370
Tenet Healthcare Corporation	6.00	10-1-2020	700,000	733,691
Vizient Incorporated 144A	10.38	3-1-2024	3,550,000	4,002,625

				19,442,156

Health Care Technology : 0.47%
Change Healthcare Holdings Incorporated 144A	5.75	3-1-2025	1,945,000	1,979,038
Quintiles IMS Holdings Incorporated 144A	4.88	5-15-2023	50,000	51,750
Quintiles IMS Holdings Incorporated 144A	5.00	10-15-2026	225,000	229,219

				2,260,007

Life Sciences Tools & Services : 0.17%
Life Technologies Corporation	6.00	3-1-2020	750,000	798,894

Pharmaceuticals : 0.15%
Watson Pharmaceuticals Incorporated	3.25	10-1-2022	750,000	746,120

Industrials : 3.80%

Aerospace & Defense : 0.46%
BAE Systems Holdings Incorporated 144A	3.80	10-7-2024	1,000,000	1,022,239
RBS Global & Rexnord LLC 144A	4.88	12-15-2025	1,200,000	1,215,000

				2,237,239

Airlines : 0.34%
Aviation Capital Group Corporation 144A	6.75	4-6-2021	1,100,000	1,219,920
Delta Air Lines Incorporated	4.75	11-7-2021	407,587	421,363

				1,641,283

Wells Fargo Multi-Sector Income Fund	Portfolio of investments —- January 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Commercial Services & Supplies : 2.73%
Advanced Disposal Services Incorporated 144A	5.63%	11-15-2024	$1,750,000	$1,806,875
Aramark Services Incorporated 144A	5.00	2-1-2028	225,000	228,234
Aramark Services Incorporated	5.13	1-15-2024	545,000	562,031
Covanta Holding Corporation	5.88	3-1-2024	1,485,000	1,507,275
Covanta Holding Corporation	5.88	7-1-2025	900,000	915,750
Covanta Holding Corporation	6.38	10-1-2022	1,750,000	1,791,563
KAR Auction Services Incorporated 144A	5.13	6-1-2025	4,950,000	5,018,063
Republic Services Incorporated	3.55	6-1-2022	750,000	763,233
Waste Pro USA Incorporated 144A%%	5.50	2-15-2026	375,000	381,563
Wrangler Buyer Corporation 144A	6.00	10-1-2025	250,000	258,125

				13,232,712

Professional Services : 0.12%
Verisk Analytics Incorporated	5.80	5-1-2021	530,000	574,208

Road & Rail : 0.13%
TTX Company 144A	2.60	6-15-2020	650,000	648,081

Trading Companies & Distributors : 0.02%
International Lease Finance Corporation 144A	7.13	9-1-2018	75,000	76,983

Information Technology : 6.31%

Communications Equipment : 0.34%
CommScope Technologies Finance LLC 144A	6.00	6-15-2025	825,000	868,057
Motorola Solutions Incorporated	3.75	5-15-2022	750,000	760,840

				1,628,897

Electronic Equipment, Instruments & Components : 1.19%
Jabil Circuit Incorporated	8.25	3-15-2018	4,325,000	4,365,223
Keysight Technologies	4.60	4-6-2027	600,000	622,212
L-3 Communications Corporation	4.95	2-15-2021	750,000	789,083

				5,776,518

Internet Software & Services : 0.79%
Infor Software Parent LLC (PIK at 7.88%) 144A¥	7.13	5-1-2021	550,000	561,000
Infor US Incorporated	6.50	5-15-2022	550,000	567,188
Zayo Group LLC 144A	5.75	1-15-2027	1,150,000	1,168,745
Zayo Group LLC	6.00	4-1-2023	75,000	78,469
Zayo Group LLC	6.38	5-15-2025	1,400,000	1,468,250

				3,843,652

IT Services : 1.26%
Cardtronics Incorporated	5.13	8-1-2022	460,000	445,050
Cardtronics Incorporated 144A	5.50	5-1-2025	940,000	871,850
First Data Corporation 144A	5.00	1-15-2024	1,425,000	1,462,406
First Data Corporation 144A	5.38	8-15-2023	332,000	342,375
First Data Corporation 144A	5.75	1-15-2024	370,000	382,373
First Data Corporation 144A	7.00	12-1-2023	125,000	131,641
Gartner Incorporated 144A	5.13	4-1-2025	2,350,000	2,443,295

				6,078,990

Semiconductors & Semiconductor Equipment : 0.21%
Micron Technology Incorporated 144A	5.25	1-15-2024	700,000	728,000

Portfolio of investments — January 31, 2018 (unaudited)	Wells Fargo Multi-Sector Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Semiconductors & Semiconductor Equipment (continued)
Micron Technology Incorporated	5.50%	2-1-2025	$256,000	$268,480

				996,480

Software : 0.17%
SS&C Technologies Incorporated	5.88	7-15-2023	600,000	629,250
Symantec Corporation 144A	5.00	4-15-2025	200,000	203,966

				833,216

Technology Hardware, Storage & Peripherals : 2.35%
Dell International LLC 144A	5.88	6-15-2021	1,000,000	1,035,630
Diamond 1 Finance Corporation 144A	7.13	6-15-2024	4,525,000	4,943,563
Hewlett-Packard Company	4.05	9-15-2022	750,000	775,631
NCR Corporation	5.88	12-15-2021	5,000	5,131
NCR Corporation	6.38	12-15-2023	4,400,000	4,620,000

				11,379,955

Materials : 1.37%

Chemicals : 0.24%
Dow Chemical Company	4.13	11-15-2021	750,000	780,575
Valvoline Incorporated	5.50	7-15-2024	375,000	394,688

				1,175,263

Containers & Packaging : 1.13%
Ball Corporation	5.25	7-1-2025	190,000	201,163
Berry Plastics Corporation	5.13	7-15-2023	350,000	363,318
Berry Plastics Corporation	6.00	10-15-2022	215,000	224,138
Crown Americas LLC 144A	4.75	2-1-2026	850,000	856,375
Crown Cork & Seal Company Incorporated	7.38	12-15-2026	35,000	40,338
Owens-Brockway Glass Container Incorporated 144A	5.88	8-15-2023	325,000	345,313
Owens-Illinois Incorporated 144A	6.38	8-15-2025	3,093,000	3,417,765

				5,448,410

Metals & Mining : 0.00%
Indalex Holdings Corporation (a)†	11.50	2-1-2020	3,170,000	0

Real Estate : 3.73%

Equity REITs : 3.73%
Alexandria Real Estate Company	4.60	4-1-2022	650,000	682,633
American Tower Corporation	5.90	11-1-2021	650,000	715,883
DDR Corporation	4.70	6-1-2027	600,000	626,113
Equinix Incorporated	5.75	1-1-2025	1,275,000	1,345,125
Equinix Incorporated	5.88	1-15-2026	425,000	451,563
ESH Hospitality Incorporated 144A	5.25	5-1-2025	1,700,000	1,712,750
Essex Portfolio LP	3.63	8-15-2022	750,000	762,579
Iron Mountain Incorporated 144A	5.25	3-15-2028	675,000	656,438
Iron Mountain Incorporated 144A	5.38	6-1-2026	150,000	150,000
Iron Mountain Incorporated	6.00	8-15-2023	2,960,000	3,089,500
MGM Growth Properties LLC 144A	4.50	1-15-2028	400,000	390,250
Omega HealthCare Investors Incorporated	4.50	4-1-2027	600,000	575,416
Sabra Health Care REIT Incorporated	5.38	6-1-2023	900,000	920,250
Sabra Health Care REIT Incorporated	5.50	2-1-2021	1,100,000	1,128,875
The Geo Group Incorporated	5.13	4-1-2023	800,000	806,000
The Geo Group Incorporated	5.88	1-15-2022	1,565,000	1,606,081
The Geo Group Incorporated	5.88	10-15-2024	840,000	863,100
The Geo Group Incorporated	6.00	4-15-2026	184,000	187,680
Ventas Realty LP	4.25	3-1-2022	650,000	674,749

Wells Fargo Multi-Sector Income Fund	Portfolio of investments —- January 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Equity REITs (continued)
Welltower Incorporated	5.25%	1-15-2022	$650,000	$698,459

				18,043,444

Telecommunication Services : 2.79%

Diversified Telecommunication Services : 1.15%
AT&T Incorporated	3.80	3-15-2022	750,000	768,654
GCI Incorporated	6.75	6-1-2021	1,000,000	1,021,250
Level 3 Financing Incorporated	5.13	5-1-2023	975,000	977,438
Level 3 Financing Incorporated	5.25	3-15-2026	650,000	637,813
Level 3 Financing Incorporated	5.38	8-15-2022	300,000	304,500
Level 3 Financing Incorporated	5.38	1-15-2024	700,000	696,500
Level 3 Financing Incorporated	5.38	5-1-2025	625,000	626,231
Level 3 Financing Incorporated	5.63	2-1-2023	350,000	354,375
Level 3 Financing Incorporated	6.13	1-15-2021	175,000	177,625

				5,564,386

Wireless Telecommunication Services : 1.64%
SBA Communications Corporation 144A	4.00	10-1-2022	225,000	221,625
SBA Communications Corporation	4.88	7-15-2022	640,000	655,200
Sprint Capital Corporation	6.88	11-15-2028	1,025,000	1,059,594
Sprint Capital Corporation	7.63	2-15-2025	1,050,000	1,089,375
Sprint Communications Incorporated	7.00	8-15-2020	225,000	237,470
T-Mobile USA Incorporated	4.00	4-15-2022	650,000	662,594
T-Mobile USA Incorporated	4.50	2-1-2026	125,000	125,643
T-Mobile USA Incorporated	4.75	2-1-2028	125,000	125,469
T-Mobile USA Incorporated	5.13	4-15-2025	425,000	438,813
T-Mobile USA Incorporated	5.38	4-15-2027	225,000	236,250
T-Mobile USA Incorporated	6.00	3-1-2023	300,000	313,995
T-Mobile USA Incorporated	6.38	3-1-2025	825,000	877,594
T-Mobile USA Incorporated	6.50	1-15-2024	80,000	85,004
T-Mobile USA Incorporated	6.63	4-1-2023	655,000	680,742
T-Mobile USA Incorporated	6.84	4-28-2023	1,060,000	1,106,322

				7,915,690

Utilities : 4.09%

Electric Utilities : 0.20%
Great Plains Energy Incorporated	4.85	6-1-2021	750,000	788,886
NextEra Energy Incorporated 144A	4.25	9-15-2024	175,000	175,875

				964,761

Gas Utilities : 0.21%
AmeriGas Partners LP	5.75	5-20-2027	1,000,000	1,023,750

Independent Power & Renewable Electricity Producers : 3.40%
NSG Holdings LLC 144A	7.75	12-15-2025	4,817,618	5,299,380
Pattern Energy Group Incorporated 144A	5.88	2-1-2024	5,225,000	5,499,313
TerraForm Power Operating LLC 144A	5.00	1-31-2028	675,000	665,719
TerraForm Power Operating LLC 144A	4.25	1-31-2023	3,025,000	2,994,750
TerraForm Power Operating LLC 144A	6.63	6-15-2025	1,850,000	2,018,813

				16,477,975

Multi-Utilities : 0.28%
Ameren Illinois Company	9.75	11-15-2018	500,000	528,943

Portfolio of investments — January 31, 2018 (unaudited)	Wells Fargo Multi-Sector Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Multi-Utilities (continued)
CMS Energy Corporation	5.05%	3-15-2022	$750,000 $	804,356

				1,333,299

Total Corporate Bonds and Notes (Cost $340,252,439)				352,517,074

Foreign Corporate Bonds and Notes @: 4.93%

Consumer Staples : 0.20%

Food Products : 0.20%
BRF SA 144A (BRL)	7.75	5-22-2018	3,100,000	965,709

Energy : 0.28%

Oil, Gas & Consumable Fuels : 0.28%
Petroleos Mexicanos 144A (MXN)	7.19	9-12-2024	28,200,000	1,356,368

Financials : 4.15%

Banks : 4.09%
Eurofima (AUD)	6.25	12-28-2018	2,450,000	2,047,510
European Investment Bank (BRL)	7.25	6-28-2021	9,000,000	2,782,147
European Investment Bank (ZAR)	8.00	5-5-2027	21,000,000	1,714,391
European Investment Bank (ZAR)	8.38	7-29-2022	40,000,000	3,438,388
European Investment Bank (ZAR)	8.75	8-18-2025	20,000,000	1,724,985
European Investment Bank (ZAR)	9.00	3-31-2021	17,400,000	1,520,610
International Bank for Reconstruction & Development (ZAR)	7.00	6-7-2023	15,000,000	1,205,761
KfW (AUD)	5.00	3-19-2024	1,300,000	1,165,210
Landwirtschaftliche Rentenbank (ZAR)	6.00	3-18-2019	35,000,000	2,906,895
Landwirtschaftliche Rentenbank (ZAR)	8.25	5-23-2022	15,000,000	1,274,140

				19,780,037

Diversified Financial Services : 0.06%
AA Bond Company Limited (GBP)	4.25	7-31-2043	200,000	298,268

Telecommunication Services : 0.30%

Wireless Telecommunication Services : 0.30%
America Movil SAB de CV (MXN)	7.13	12-9-2024	28,850,000	1,448,363

Total Foreign Corporate Bonds and Notes (Cost $24,544,667)				23,848,745

Foreign Government Bonds @: 22.49%
Colombia (COP)	7.00	9-11-2019	18,500,000,000	6,725,818
Colombia (COP)	7.00	5-4-2022	18,650,000,000	6,872,675
Colombia (COP)	7.50	8-26-2026	22,725,000,000	8,566,323
Colombia (COP)	7.75	4-14-2021	5,250,000,000	1,960,207
India (INR)	7.80	4-11-2021	435,000,000	6,980,018
Indonesia (IDR)	7.88	4-15-2019	133,640,000,000	10,300,376
Indonesia (IDR)	8.38	9-15-2026	110,000,000,000	9,406,933
Malaysia (MYR)	4.18	7-15-2024	19,850,000	5,171,262
Malaysia (MYR)	4.23	6-30-2031	51,300,000	12,836,470
Mexico (MXN)	5.75	3-5-2026	72,000,000	3,441,903
Mexico (MXN)	8.00	11-7-2047	217,500,000	11,926,784
Mexico (MXN)	10.00	12-5-2024	76,220,000	4,637,066
New Zealand (NZD)	4.50	4-15-2027	8,250,000	6,849,564
Queensland Treasury (AUD)	5.75	7-22-2024	4,100,000	3,864,365
Republic of Peru (PEN)	6.35	8-12-2028	16,400,000	5,791,495

Wells Fargo Multi-Sector Income Fund	Portfolio of investments —- January 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
State of New South Wales Australia (AUD)	5.00%	8-20-2024	3,900,000	$3,558,404

Total Foreign Government Bonds (Cost $115,969,504)				108,889,663

Loans : 19.40%

Consumer Discretionary : 5.49%

Auto Components : 0.67%
Allison Transmission Incorporated (1 Month LIBOR +2.00%) ±	3.57	9-23-2022	$1,880,939	1,897,002
Belron Finance US LLC (1 Month LIBOR +2.50%) ±	3.89	11-7-2024	300,000	303,249
Federal-Mogul Corporation (1 Month LIBOR +3.75%) ±	5.31	4-15-2021	1,036,583	1,044,523

				3,244,774

Distributors : 0.51%
Spin Holdco Incorporated (3 Month LIBOR +3.75%) ±	5.49	11-14-2022	2,459,780	2,478,228

Food & Staples Retailing : 0.08%
TKC Holdings Incorporated (2 Month LIBOR +4.25%) ±	6.03	2-1-2023	397,000	401,466

Hotels, Restaurants & Leisure : 2.64%
CCM Merger Incorporated (1 Month LIBOR +2.75%) ±‡	4.32	8-8-2021	683,102	688,655
Four Seasons Holdings Incorporated (1 Month LIBOR +2.50%) ±	4.07	11-30-2023	901,553	909,631
Greektown Holdings LLC (1 Month LIBOR +2.75%) ±	4.32	3-21-2024	4,987,469	4,997,843
La Quinta Intermediate Holdings LLC (3 Month LIBOR +2.75%) ±	4.47	4-14-2021	734,925	737,225
Montreign Operating Company LLC (1 Month LIBOR +8.25%) ±‡	9.82	12-7-2022	5,375,000	5,448,906

				12,782,260

Household Products : 0.40%
Anchor Glass Container Corporation (1 Month LIBOR +2.75%) ±	4.31	12-7-2023	594,015	596,902
Anchor Glass Container Corporation (1 Month LIBOR +7.75%) ±	9.30	12-7-2024	1,300,000	1,310,829

				1,907,731

Media : 1.19%
A-L Parent LLC (1 Month LIBOR +3.25%) ±‡	4.83	12-1-2023	3,465,000	3,499,650
Altice US Finance I Corporation (1 Month LIBOR +2.25%) ±	3.82	7-28-2025	714,197	715,090
Charter Communications Operating LLC (1 Month LIBOR +2.00%) ±	3.58	4-30-2025	1,100,000	1,106,017
CSC Holdings LLC (3 Month LIBOR +2.75%) ±	4.14	1-25-2026	150,000	151,032
Mission Broadcasting Incorporated (1 Month LIBOR +2.50%) ±	4.07	1-17-2024	31,726	31,908
Nexstar Broadcasting Group Incorporated (1 Month LIBOR +2.50%) ±	4.07	1-17-2024	251,943	253,391

				5,757,088

Consumer Staples : 0.17%

Food Products : 0.17%
B&G Foods Incorporated (1 Month LIBOR +2.00%) ±	3.57	11-2-2022	640,110	646,626
Prestige Brands Incorporated (1 Month LIBOR +2.75%) ±	4.32	1-26-2024	203,388	205,210

				851,836

Energy : 1.69%

Energy Equipment & Services : 0.73%
ExGen Renewables IV LLC (3 Month LIBOR +3.00%) ±‡	4.47	11-28-2024	650,000	658,125
Hummel Station (1 Month LIBOR +6.00%) ±‡	7.57	10-27-2022	2,969,434	2,887,774

				3,545,899

Portfolio of investments — January 31, 2018 (unaudited)	Wells Fargo Multi-Sector Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels : 0.96%
Chesapeake Energy Corporation (3 Month LIBOR +7.50%) ±	8.95%	8-23-2021	$450,000	$481,221
Traverse Midstream Partners LLC (6 Month LIBOR +4.00%) ±	5.85	9-27-2024	575,000	581,946
Ultra Resources Incorporated (3 Month LIBOR +3.00%) ±	4.41	4-12-2024	2,250,000	2,258,438
Veresen Midstream LP (3 Month LIBOR +3.00%) ±	4.69	3-31-2022	1,304,873	1,318,196

				4,639,801

Financials : 2.24%

Capital Markets : 0.28%
EIG Management Company LLC ±‡< (3 Month LIBOR +3.75%)	0.00	1-31-2025	125,000	124,531
Neptune Finco Corporation (1 Month LIBOR +2.25%) ±	3.81	7-17-2025	780,113	780,924
Russell Investments US Institutional Holdco Incorporated (3 Month LIBOR +4.25%) ±	5.94	6-1-2023	420,729	423,569

				1,329,024

Consumer Finance : 0.03%
KAR Auction Services Incorporated (3 Month LIBOR +2.50%) ±	4.25	3-9-2023	154,312	155,790

Diversified Financial Services : 1.09%
Ipreo Holdings LLC (3 Month LIBOR +3.00%) ±	4.69	8-6-2021	140,315	140,549
LPL Holdings Incorporated (3 Month LIBOR +2.25%) ±	3.81	9-23-2024	1,074,407	1,081,799
Nielsen Finance LLC (1 Month LIBOR +2.00%) ±	3.55	10-4-2023	469,080	471,839
Resolute Investment Managers Incorporated (3 Month LIBOR +3.25%) ±‡	4.94	4-30-2022	2,452,910	2,486,638
Resolute Investment Managers Incorporated (3 Month LIBOR +7.50%) ±‡	9.27	4-30-2023	1,090,000	1,104,988

				5,285,813

Insurance : 0.84%
Alliant Holdings I LLC (1 Month LIBOR +3.25%) ±	4.82	8-12-2022	1,385,812	1,395,346
AmWINS Group Incorporated (1 Month LIBOR +2.75%) ±	4.32	1-25-2024	895,179	900,774
Hub International Limited (3 Month LIBOR +3.00%) ±	4.41	10-2-2020	687,833	692,366
Solera Holdings Incorporated (1 Month LIBOR +3.25%) ±	4.82	3-3-2023	859,688	865,654
USI Incorporated (3 Month LIBOR +3.00%) ±	4.69	5-16-2024	224,438	225,391

				4,079,531

Health Care : 1.98%

Health Care Equipment & Supplies : 0.39%
DJO Finance LLC (1 Month LIBOR +3.25%) ±	4.88	6-8-2020	555,750	548,803
Kinetic Concepts Incorporated (3 Month LIBOR +3.25%) ±	4.94	2-2-2024	1,329,557	1,330,555

				1,879,358

Health Care Providers & Services : 0.58%
CHS Incorporated (3 Month LIBOR +3.00%) ±	4.48	1-27-2021	571,102	560,006
MPH Acquisition Holdings LLC (3 Month LIBOR +3.00%) ±	4.69	6-7-2023	484,222	487,476
Press Ganey Holdings Incorporated (1 Month LIBOR +6.50%) ±‡	8.07	10-21-2024	774,319	785,934
TeamHealth Incorporated (1 Month LIBOR +2.75%) ±	4.32	2-6-2024	445,129	436,226
Vizient Incorporated (1 Month LIBOR +3.50%) ±‡	4.32	2-13-2023	533,669	539,342

				2,808,984

Health Care Technology : 0.49%
Change Healthcare Holdings Incorporated (1 Month LIBOR +2.75%) ±	4.32	3-1-2024	664,019	668,003
Emerald BidCo Incorporated (1 Month LIBOR +3.00%) ±	4.57	10-21-2023	1,701,330	1,718,344

				2,386,347

Wells Fargo Multi-Sector Income Fund	Portfolio of investments —- January 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Life Sciences Tools & Services : 0.09%
INC Research LLC (1 Month LIBOR +2.25%) ±	3.82%	8-1-2024	$460,156	$462,024

Pharmaceuticals : 0.43%
Endo Finance LLC (1 Month LIBOR +4.25%) ±	5.88	4-29-2024	295,204	295,352
Valeant Pharmaceuticals International Incorporated (1 Month LIBOR +3.50%) ±	5.06	4-1-2022	1,744,887	1,770,851

				2,066,203

Industrials : 2.79%

Aerospace & Defense : 0.51%
TransDigm Incorporated (3 Month LIBOR +3.00%) ±	4.67	8-22-2024	2,461,206	2,480,354

Commercial Services & Supplies : 1.72%
Advanced Disposal Services Incorporated (1 Month LIBOR +2.25%) ±	3.72	11-10-2023	1,216,966	1,224,292
Advantage Sales & Marketing LLC (3 Month LIBOR +6.50%) ±	8.27	7-25-2022	1,250,000	1,166,150
Casella Waste Systems Incorporated (1 Month LIBOR +2.50%) ±‡	4.06	10-17-2023	1,955,250	1,969,914
Columbus McKinnon Corporation (3 Month LIBOR +3.00%) ±‡	4.69	1-31-2024	1,039,601	1,049,997
GFL Environmental Incorporated (3 Month LIBOR +2.75%) ±	4.44	9-29-2023	172,813	173,461
Sedgwick Claims Management Services Incorporated (1 Month LIBOR +2.75%) ±	4.32	3-1-2021	518,829	520,032
WASH Multifamily Laundry Systems LLC (1 Month LIBOR +3.25%) ±‡	4.82	5-14-2022	1,257,747	1,264,036
WASH Multifamily Laundry Systems LLC (1 Month LIBOR +7.00%) ±‡	8.57	5-12-2023	17,885	17,617
WASH Multifamily Laundry Systems LLC (1 Month LIBOR +7.00%) ±‡	8.57	5-14-2023	102,115	100,583
Wrangler Buyer Corporation (1 Month LIBOR +3.00%) ±	4.57	9-27-2024	825,000	831,072

				8,317,154

Electrical Equipment : 0.14%
Atkore International Incorporated (1 Month LIBOR +2.75%) ±<	0.00	12-22-2023	225,000	226,359
Generac Power Systems Incorporated (3 Month LIBOR +2.00%) ±	3.69	5-31-2023	450,000	452,439

				678,798

Machinery : 0.40%
Gates Global LLC (3 Month LIBOR +3.00%) ±	4.69	4-1-2024	607,716	612,049
Onex Wizard Acquisition Company (1 Month LIBOR +3.00%) ±	4.57	3-13-2022	576,059	579,803
RBS Global Incorporated (1 Month LIBOR +2.25%) ±	3.81	8-21-2024	750,000	755,535

				1,947,387

Transportation Infrastructure : 0.02%
OSG Bulk Ships Incorporated (3 Month LIBOR +4.25%) ±‡	5.65	8-5-2019	71,190	68,876

Information Technology : 2.25%

Electronic Equipment, Instruments & Components : 0.47%
Dell Incorporated (1 Month LIBOR +2.00%) ±	3.58	9-7-2023	2,266,529	2,274,666

Internet Software & Services : 1.62%
Ancestry.com Incorporated (1 Month LIBOR +3.25%) ±	4.83	10-19-2023	5,922,242	5,962,987
Applied Systems Incorporated (3 Month LIBOR +3.25%) ±	4.94	9-19-2024	324,188	327,384
Black Knight InfoServ LLC (1 Month LIBOR +2.25%) ±	3.88	5-27-2022	488,112	491,163
Infor US Incorporated (3 Month LIBOR +2.75%) ±	4.44	2-1-2022	787,092	791,027
Sophia Holding Finance LP (3 Month LIBOR +3.25%) ±	4.94	9-30-2022	144,663	145,464
Zayo Group LLC (1 Month LIBOR +2.25%) ±	3.82	1-19-2024	107,244	107,834

				7,825,859

Portfolio of investments — January 31, 2018 (unaudited)	Wells Fargo Multi-Sector Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Semiconductors & Semiconductor Equipment : 0.07%
Micron Technology Incorporated (1 Month LIBOR +2.00%) ±	3.58%	4-26-2022	$344,750	$347,408

Software : 0.09%
SS&C Technologies Incorporated (1 Month LIBOR +2.25%) ±	3.82	7-8-2022	447,276	449,593

Materials : 0.62%

Containers & Packaging : 0.62%
Berry Plastics Corporation (1 Month LIBOR +2.25%) ±	3.82	10-1-2022	412,327	415,362
Reynolds Group Holdings Incorporated (1 Month LIBOR +2.75%) ±	4.32	2-5-2023	2,468,813	2,486,761
RING Container Technologies (1 Month LIBOR +2.75%) ±	4.32	10-31-2024	125,000	125,664

				3,027,787

Real Estate : 1.11%

Equity REITs : 0.66%
ESH Hospitality Incorporated (1 Month LIBOR +2.25%) ±	3.82	8-30-2023	1,283,807	1,294,347
MGM Growth Properties LLC (1 Month LIBOR +2.25%) ±	3.82	4-25-2023	319,187	321,408
The Geo Group Incorporated (3 Month LIBOR +2.25%) ±	3.95	3-22-2024	1,544,932	1,551,205

				3,166,960

Real Estate Management & Development : 0.45%
Capital Automotive LP (1 Month LIBOR +2.50%) ±	4.08	3-24-2024	1,360,575	1,368,235
Capital Automotive LP (1 Month LIBOR +6.00%) ±	7.58	3-24-2025	808,086	824,248

				2,192,483

Telecommunication Services : 0.73%

Diversified Telecommunication Services : 0.64%
Level 3 Financing Incorporated (3 Month LIBOR +2.25%) ±	3.70	2-22-2024	555,420	557,736
Telesat Canada (3 Month LIBOR +3.00%) ±	4.70	11-17-2023	2,506,408	2,518,940

				3,076,676

Wireless Telecommunication Services : 0.09%
Sprint Communications Incorporated (1 Month LIBOR +2.50%) ±	4.13	2-2-2024	446,625	447,554

Utilities : 0.33%

Independent Power & Renewable Electricity Producers : 0.33%
TerraForm Power Operating LLC (2 Month LIBOR +2.75%) ±	4.15	11-8-2022	675,000	680,063
Vistra Energy Corporation (1 Month LIBOR +2.75%) ±<	4.31	12-14-2023	893,935	898,968

				1,579,031

Total Loans (Cost $93,216,908)				93,942,743

Municipal Obligations : 0.01%

New York : 0.01%
Build New York City Resource Corporation Bronx Charter School for Excellence Project Series B (Education Revenue)	5.00	4-1-2018	45,000	45,084

Total Municipal Obligations (Cost $45,000)				45,084

Wells Fargo Multi-Sector Income Fund	Portfolio of investments —- January 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage-Backed Securities : 4.84%
280 Park Avenue Mortgage Trust Series 2017-280P Class A (1 Month LIBOR +0.88%) 144A±	2.31%	9-15-2034	$1,000,000	$1,001,871
Argent Securities Incorporated Series 2004-W5 Class AV3B (1 Month LIBOR +0.90%) ±	2.46	4-25-2034	50,985	51,403
Asset-Backed Funding Certificates Series 2003-AHL1 Class A1	4.18	3-25-2033	161,014	160,617
Banc of America Commercial Mortgage Securities Incorporated Series 2006-03 Class AM ±±	5.76	7-10-2044	679,874	445,318
Banc of America Commercial Mortgage Securities Incorporated Series 2007-1 Class AMFX ±±	5.48	1-15-2049	180,340	182,696
Banc of America Commercial Mortgage Securities Incorporated Series 2008-1 Class AM ±±	6.12	2-10-2051	157,651	157,489
Banc of America Funding Corporation Series 2005 Class 5-1A1	5.50	9-25-2035	221,807	232,067
Banc of America Mortgage Securities Series 2003 Class 1A1 ±±	3.62	4-25-2033	261,390	247,297
Bear Stearns Asset Backed Securities Series 2002-2 Class A1 (1 Month LIBOR +0.66%) ±	2.22	10-25-2032	187,688	188,297
Centex Home Equity Series 2002-A Class AF6	5.54	1-25-2032	29,833	30,243
Centex Home Equity Series 2002-D Class AF6 ±±	4.66	12-25-2032	8,665	8,734
Centex Home Equity Series 2004-B Class AF6	4.69	3-25-2034	125,399	128,402
CGDBB Commercial Mortgage Trust Series 2017-BIOC Class A (1 Month LIBOR +0.79%) 144A±	2.35	7-15-2032	750,000	751,056
CIFC Funding Limited Series 2RA Class A1 (3 Month LIBOR +0.80%) 144A±	2.20	1-20-2028	485,000	485,061
Citigroup Commercial Mortgage Trust Series 2012-GC8 Class C 144A±±	4.87	9-10-2045	1,000,000	1,030,698
Citigroup Commercial Mortgage Trust Series 2015 Class A (1 Month LIBOR +1.15%) 144A±	2.63	9-15-2027	595,000	594,994
Citigroup Commercial Mortgage Trust Series 2017-1500 Class A (1 Month LIBOR +0.85%) 144A±	2.33	7-15-2032	750,000	750,314
Citigroup Commercial Mortgage Trust Series 2017-MDRB Class A (1 Month LIBOR +1.10%) 144A±	2.58	7-15-2030	1,000,000	997,498
Citigroup Mortgage Loan Trust Incorporated Series 2003-HE3 Class A3 (1 Month LIBOR +0.76%) ±	2.31	12-25-2033	26,070	25,947
Commercial Mortgage Trust Series 2012-CR2 Class C ±±	4.83	8-15-2045	1,000,000	1,021,165
Commercial Mortgage Trust Series 2012-LC4 Class A4	3.29	12-10-2044	205,000	207,075
Commercial Mortgage Trust Series 2012-LC4 Class AM	4.06	12-10-2044	500,000	513,434
Commercial Mortgage Trust Series 2012-LC4 Class C ±±	5.60	12-10-2044	500,000	512,792
Countrywide Asset Backed Certificates Series 2003-5 Class AF5	5.24	2-25-2034	89,701	92,240
Countrywide Home Loans Series 2003-48 Class 2A2 ±±	3.67	10-25-2033	69,350	68,613
Credit Suisse First Boston Mortgage Securities Series 2002-AR25 Class 1A1 ±±	2.91	9-25-2032	546,029	528,632
Credit Suisse First Boston Mortgage Securities Series 2003-AR15 Class 3A1 ±±	3.74	6-25-2033	95,809	95,207
Credit Suisse First Boston Mortgage Securities Series 2003-AR9 Class 2A2 ±±	3.46	3-25-2033	25,702	25,572
Credit-Based Asset Servicing & Securitization LLC Series 2005-CB2 Class M1 (1 Month LIBOR +0.66%) ±	2.22	4-25-2036	20,756	20,801
Crown Point Limited Series 2015-3A Class A1AR (3 Month LIBOR +0.91%) 144A±	2.64	12-31-2027	500,000	500,134
Equity One Asset Backed Securities Series 2004-2 Class AF4 ±±	4.62	7-25-2034	171,479	171,280
Global Mortgage Securitization Limited Series 2004-A Class A2 (1 Month LIBOR +0.32%) 144A±	1.88	11-25-2032	98,337	93,281
GS Mortgage Securities Trust Series 2010-C1 Class X 144A±±(c)	1.38	8-10-2043	5,119,827	139,650
GS Mortgage Securities Trust Series 2012-GCJ7 Class XA ±±(c)	2.22	5-10-2045	3,386,370	202,162
GS Mortgage Securities Trust Series 2014 Class C 144A	3.79	1-10-2031	1,000,000	1,009,603
GSAA Home Equity Trust Series 2004-5 Class AF5	5.61	6-25-2034	2,467	2,469
GSCCRE Commercial Mortgage Trust Series 2015-HULA Class C (1 Month LIBOR +2.75%) 144A±	4.23	8-15-2032	1,000,000	1,003,743
GSMPS Mortgage Loan Trust Series 2005-AHL Class M1 (1 Month LIBOR +0.65%) ±	2.21	4-25-2035	4,204	4,210
GSMPS Mortgage Loan Trust Series 2006-1 Class A1 (1 Month LIBOR +0.30%) 144A±	1.86	3-25-2035	74,834	74,258
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2013-C17 Class B ±±	4.88	1-15-2047	50,000	52,779

Portfolio of investments — January 31, 2018 (unaudited)	Wells Fargo Multi-Sector Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class AM ±±	5.47%	6-12-2047	$269,877	$269,601
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class AMFL (1 Month LIBOR +0.17%) ±	1.61	6-12-2047	231,323	227,600
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-LDPX Class AM ±±	5.46	1-15-2049	166,679	167,196
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-PHH Class A (1 Month LIBOR +1.45%) 144A±	2.93	8-15-2027	700,000	700,001
JPMorgan Mortgage Trust Series 2004-A3 Class 2A1 ±±	3.64	7-25-2034	49,763	50,361
JPMorgan Mortgage Trust Series 2004-A3 Class 3A3 ±±	3.51	7-25-2034	60,226	59,435
JPMorgan Mortgage Trust Series 2005-A3 Class 11A2 ±±	3.72	6-25-2035	190,115	193,468
JPMorgan Mortgage Trust Series 2009-7 Class 2A1 144A±±	6.00	2-27-2037	7,685	7,708
JPMorgan Mortgage Trust Series 2009-7 Class 5A1 144A±±	6.00	2-27-2037	2,059	2,053
MASTR Adjustable Rate Mortgage Trust Series 2003-6 Class 3A1 ±±	3.54	12-25-2033	313,550	314,325
MASTR Adjustable Rate Mortgage Trust Series 2003-6 Class 4A2 ±±	3.54	1-25-2034	8,399	8,217
MASTR Adjustable Rate Mortgage Trust Series 2004-13 Class 3A7 ±±	3.46	11-21-2034	15,343	15,718
MASTR Alternative Loans Trust Series 2005-1 Class 5A1	5.50	1-25-2020	14,215	14,462
MASTR Specialized Loan Trust Series 2005-3 Class A1 (1 Month LIBOR +0.36%) 144A±	1.92	11-25-2035	238,352	237,298
Merrill Lynch Mortgage Trust Series 2005-A8 Class A1B3	5.25	8-25-2036	18,841	18,989
Merrill Lynch Mortgage Trust Series 2007-C1 Class A1A ±±	5.81	6-12-2050	40,336	40,314
Mesa Trust Asset Backed Certificates Series 2001-5 Class A (1 Month LIBOR +0.40%) 144A±	2.35	12-25-2031	12,899	12,710
Mid-State Trust Series 11 Class A1	4.86	7-15-2038	196,208	203,180
MLCC Mortgage Investors Incorporated Series 2003-G Class A2 (6 Month LIBOR +0.68%) ±	2.33	1-25-2029	75,698	75,507
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5 Class XA 144A±±(c)	1.48	8-15-2045	4,191,819	218,615
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11 Class A4 ±±	4.16	8-15-2046	569,000	599,212
Morgan Stanley Capital I Trust Series 2004-NC1 Class M1 (1 Month LIBOR +1.05%) ±	2.61	12-27-2033	415,035	416,166
Morgan Stanley Capital I Trust Series 2012-C4 Class C 144A±±	5.42	3-15-2045	900,000	925,887
Morgan Stanley Mortgage Loan Trust Series 2004-4 Class 2A ±±	6.40	9-25-2034	41,700	45,526
New Century Home Equity Loan Trust Series 2004-3 Class M1 (1 Month LIBOR +0.93%) ±	2.49	11-25-2034	1,165,049	1,168,413
Octagon Investment Partners Series 2015-1A Class A1R (3 Month LIBOR +0.90%) 144A±	2.34	5-21-2027	700,000	700,187
Provident Funding Mortgage Loan Series 2005-1 Class 2A1 ±±	3.48	5-25-2035	20,344	19,895
Rait Trust Series 2017-FL8 Class A (1 Month LIBOR +0.85%) 144A±	2.23	12-15-2037	341,536	341,984
RBSSP Resecuritization Trust Series 2010-3 Class 4A1 144A±±	4.13	12-26-2035	4,132	4,137
Renaissance Home Equity Loan Trust Series 2004-4 Class AF4	4.88	2-25-2035	109,065	109,373
Saxon Asset Securities Trust Series 2002-1 Class AF5	6.76	12-25-2030	126,668	129,031
Saxon Asset Securities Trust Series 2003-1 Class AF7	4.03	6-25-2033	410,708	416,098
Sequoia Mortgage Trust Series 2003-1 Class 1A (1 Month LIBOR +0.76%) ±	2.32	4-20-2033	13,205	12,966
SoFi Professional Loan Program LLC Series 2017-A Class A2B 144A	2.40	3-26-2040	750,000	734,352
Stonemont Portfolio Trust Series 2017 Class A (1 Month LIBOR +0.85%) 144A±	2.35	8-20-2030	465,000	466,065
Structured Adjustable Rate Mortgage Loan Trust Series 2004-2 Class 2A ±±	3.49	3-25-2034	46,737	46,363
Structured Asset Securities Corporation Series 1998-2 Class A (1 Month LIBOR +0.52%) ±	2.08	2-25-2028	167,593	166,277
Structured Asset Securities Corporation Series 2002-9 Class A2 (1 Month LIBOR +0.60%) ±	1.85	10-25-2027	50,742	50,080
Terwin Mortgage Trust Series 2003-6HE Class A3 (1 Month LIBOR +1.14%) ±	2.70	11-25-2033	171,910	172,510
Vendee Mortgage Trust Series 2003-2 Class IO ±±(c)	0.72	5-15-2033	4,045,097	123,028
Washington Mutual Mortgage Trust Series 2004-RA4 Class 3A	7.50	7-25-2034	114,540	123,391

Total Non-Agency Mortgage-Backed Securities (Cost $23,417,010)				23,416,801

Wells Fargo Multi-Sector Income Fund	Portfolio of investments —- January 31, 2018 (unaudited)

Security name		Expiration date	Shares	Value
Rights : 0.05%

Utilities : 0.05%

Independent Power & Renewable Electricity Producers : 0.05%
Vistra Energy Corporation †		12-31-2046	327,375	$245,531

Total Rights (Cost $340,913)				245,531

	Interest rate	Maturity date	Principal

Yankee Corporate Bonds and Notes : 8.64%

Consumer Discretionary : 0.16%

Media : 0.16%
WPP Finance 2010	3.63%	9-7-2022	$750,000	764,335

Consumer Staples : 0.32%

Beverages : 0.16%
Pernod Ricard SA 144A	4.45	1-15-2022	760,000	797,081

Tobacco : 0.16%
BAT International Finance plc 144A	3.25	6-7-2022	750,000	752,442

Energy : 2.25%

Energy Equipment & Services : 0.36%
Ensco plc	5.75	10-1-2044	2,320,000	1,655,900
Trinidad Drilling Limited 144A	6.63	2-15-2025	75,000	73,500

				1,729,400

Oil, Gas & Consumable Fuels : 1.89%
Baytex Energy Corporation 144A	5.13	6-1-2021	2,114,000	2,045,295
Baytex Energy Corporation 144A	5.63	6-1-2024	900,000	843,750
Griffin Coal Mining Company Limited 144A(a)(p)†‡	9.50	12-1-2016	1,685,411	6,742
Griffin Coal Mining Company Limited (a)(p)†‡	9.50	12-1-2016	137,792	551
Teekay Corporation	8.50	1-15-2020	5,625,000	5,853,375
Woodside Finance Limited 144A	8.75	3-1-2019	405,000	429,700

				9,179,413

Financials : 1.02%

Banks : 0.78%
ABN AMRO Bank NV 144A	4.80	4-18-2026	750,000	789,746
Banco del Estado de Chile 144A	3.88	2-8-2022	650,000	671,080
Corporación Andina de Fomento	4.38	6-15-2022	958,000	1,013,037
Nielsen Holding and Finance BV 144A	5.00	2-1-2025	875,000	883,750
Nielsen Holding and Finance BV 144A	5.50	10-1-2021	415,000	425,375
Preferred Term Securities XII Limited (a)†	0.00	12-24-2033	635,000	0

				3,782,988

Diversified Financial Services : 0.24%
GE Capital International Funding Company	2.34	11-15-2020	527,000	519,687
Tyco Electronics Group SA	3.50	2-3-2022	625,000	637,680

				1,157,367

Portfolio of investments — January 31, 2018 (unaudited)	Wells Fargo Multi-Sector Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Health Care : 1.34%

Pharmaceuticals : 1.34%
Valeant Pharmaceuticals International Incorporated 144A	5.50%	3-1-2023	$2,200,000	$1,975,336
Valeant Pharmaceuticals International Incorporated 144A	5.50	11-1-2025	375,000	378,938
Valeant Pharmaceuticals International Incorporated 144A	5.88	5-15-2023	770,000	695,310
Valeant Pharmaceuticals International Incorporated 144A	6.13	4-15-2025	1,840,000	1,647,168
Valeant Pharmaceuticals International Incorporated 144A	6.50	3-15-2022	325,000	340,535
Valeant Pharmaceuticals International Incorporated 144A	6.75	8-15-2021	425,000	420,750
Valeant Pharmaceuticals International Incorporated 144A	7.00	3-15-2024	575,000	611,478
Valeant Pharmaceuticals International Incorporated 144A	7.50	7-15-2021	10,000	10,038
Valeant Pharmaceuticals International Incorporated 144A	9.00	12-15-2025	395,000	405,740

				6,485,293

Industrials : 0.98%

Commercial Services & Supplies : 0.54%
GFL Environmental Incorporated 144A	9.88	2-1-2021	500,000	526,875
Ritchie Brothers Auctioneers Incorporated 144A	5.38	1-15-2025	2,050,000	2,106,375

				2,633,250

Machinery : 0.15%
Sensata Technologies BV 144A	5.00	10-1-2025	260,000	269,750
Sensata Technologies BV 144A	6.25	2-15-2026	400,000	430,000

				699,750

Professional Services : 0.13%
IHS Markit Limited 144A	4.75	2-15-2025	600,000	624,000

Road & Rail : 0.16%
Canadian Pacific Railway Company	4.50	1-15-2022	750,000	787,044

Materials : 1.10%

Containers & Packaging : 0.71%
Ardagh Packaging Finance plc 144A	4.25	9-15-2022	375,000	377,164
Ardagh Packaging Finance plc 144A	6.00	2-15-2025	1,700,000	1,755,250
Ardagh Packaging Finance plc 144A	7.25	5-15-2024	725,000	779,158
OI European Group BV 144A	4.00	3-15-2023	550,000	545,531

				3,457,103

Metals & Mining : 0.39%
ArcelorMittal SA	6.13	6-1-2025	275,000	312,813
Glencore Finance Canada Limited 144A	4.25	10-25-2022	750,000	778,701
Vale Overseas Limited	4.38	1-11-2022	750,000	778,125

				1,869,639

Telecommunication Services : 1.33%

Diversified Telecommunication Services : 1.20%
Intelsat Jackson Holdings SA	5.50	8-1-2023	5,775,000	4,533,375
Intelsat Luxembourg SA	7.75	6-1-2021	1,970,000	890,834
Virgin Media Finance plc 144A	6.38	4-15-2023	365,000	375,950

				5,800,159

Wireless Telecommunication Services : 0.13%
Globo Communicacoes Participacoes SA 144A	4.88	4-11-2022	595,000	609,131

Wells Fargo Multi-Sector Income Fund	Portfolio of investments —- January 31, 2018 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Utilities : 0.14%

Electric Utilities : 0.14%
Comision Federal de Electricidad 144A		4.88%	5-26-2021	$650,000	$679,900

Total Yankee Corporate Bonds and Notes (Cost $44,215,965)					41,808,295

		Yield	Shares
Short-Term Investments : 2.57%

Investment Companies : 2.57%
Wells Fargo Government Money Market Fund Select Class (l)(u)##		1.24		12,444,416	12,444,416

Total Short-Term Investments (Cost $12,444,416)					12,444,416

Total investments in securities (Cost $664,971,348)	137.98%				667,972,473
Other assets and liabilities, net	(37.98)				(183,857,899)

Total net assets	100.00%				$484,114,574

±	Variable rate investment. The rate shown is the rate in effect at period end.
±±	The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.
(c)	Investment in an interest-only security entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¥	A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
%%	The security is issued on a when-issued basis.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
†	Non-income-earning security
@	Foreign bond principal is denominated in the local currency of the issuer.
‡	Security is valued using significant unobservable inputs.
<	All or a portion of the position represents an unfunded loan commitment. The rate represents current interest rate if the loan is partially funded.
(p)	Issuer is undergoing bankruptcy proceedings.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities and unfunded loans.

Abbreviations:
AUD	Australian dollar
BRL	Brazilian real
COP	Colombian peso
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GBP	Great British pound
GNMA	Government National Mortgage Association
IDR	Indonesian rupiah
INR	Indian rupee
LIBOR	London Interbank Offered Rate
LLC	Limited liability company
LP	Limited partnership
MXN	Mexican peso
MYR	Malaysian ringgit

Portfolio of investments — January 31, 2018 (unaudited)	Wells Fargo Multi-Sector Income Fund

NZD	New Zealand dollar
PEN	Peruvian sol
plc	Public limited company
REIT	Real estate investment trust
ZAR	South African rand

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	25,651,250	45,926,379	59,133,213	12,444,416	$12,444,416	2.57%

Wells Fargo Multi-Sector Income Fund (the “Fund”)

Notes to Portfolio of investments – January 31, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee of Wells Fargo Funds Management, LLC.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Loans

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

As of January 31, 2018, the Fund had unfunded loan commitments of $549,531.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$7,933,023	$0	$7,933,023
Asset-backed securities	0	2,880,019	0	2,880,019
Common stocks
Materials	1,079	0	0	1,079
Corporate bonds and notes	0	352,517,074	0	352,517,074
Foreign corporate bonds and notes	0	23,848,745	0	23,848,745
Foreign government bonds	0	108,889,663	0	108,889,663
Loans	0	71,247,177	22,695,566	93,942,743
Municipal obligations	0	45,084	0	45,084
Non-agency mortgage-backed securities	0	23,416,801	0	23,416,801
Rights
Utilities	0	245,531	0	245,531
Yankee corporate bonds and notes	0	41,801,002	7,293	41,808,295
Short-term investments
Investment companies	12,444,416	0	0	12,444,416

Total assets	$12,445,495	$632,824,119	$22,702,859	$667,972,473

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2018, the Fund did not have any transfers between Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Asset-backed securities	Loans	Yankee corporate bonds and notes	Total
Balance as of October 31, 2017	$700,000	$20,926,735	$7,293	$21,634,028
Accrued discounts (premiums)	0	8,080	0	8,080
Realized gains (losses)	0	(8,530)	0	(8,530)
Change in unrealized gains (losses)	187	329,034	0	329,221
Purchases	0	780,719	0	780,719
Sales	0	(2,408,016)	0	(2,408,016)
Transfers into Level 3	0	4,382,955	0	4,382,955
Transfers out of Level 3	(700,187)	(1,315,411)	0	(2,015,598)

Balance as of January 31, 2018	$0	$22,695,566	$7,293	$22,702,859

Change in unrealized gains (losses) relating to securities still held at January 31, 2018	$0	$223,957	$0	$223,957

The loan and other asset-backed obligations in the Level 3 table were valued using indicative broker quotes. These indicative broker quotes are considered Level 3 inputs. Quantitative unobservable inputs used by the brokers are often proprietary and not provided to the Fund and therefore the disclosure that would address these inputs is not included above.

The yankee corporate bonds and notes obligations in the Level 3 table represents two positions which were valued based on an analysis of the expected final distribution available to bondholders from asset sales.

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Multi-Sector Income Fund (the “Fund”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Fund’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Multi-Sector Income Fund

By:	/s/ Andrew Owen
Andrew Owen
President

Date: March 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Multi-Sector Income Fund

By:	/s/ Andrew Owen
Andrew Owen
President

Date: March 27, 2018

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer

Date: March 27, 2018